Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock option activities
The following table summarizes the stock option activities:

	For the Year Ended March 31
	2018		2019		2020
	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)	Number of options (shares)	Weighted average exercise price (JPY)
As of beginning of the year	4,020,900	¥4,026	3,403,800	¥4,054	3,389,200	¥4,055
Exercised	(617,100)	3,876	(14,600)	3,721	(18,000)	2,266
As of end of the year	3,403,800	4,054	3,389,200	4,055	3,371,200	4,065

Weighted average fair value of awards at grant date
The weighted average fair value of the awards at the grant date is as follows (in JPY):

	For the Year Ended March 31
	2018	2019	2020
BIP:
Weighted average fair value at grant date	¥5,709	¥4,631	¥3,857
ESOP:
Weighted average fair value at grant date	5,709	4,678	3,857

Award activity related to other awards
The following table summarizes the award activity related to the PSARs:

	For the Year Ended March 31
	2018		2019		2020
	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)	Number of PSARs	Weighted average exercise price (JPY)
As of beginning of the year	9,282,080	¥5,017	4,584,937	¥4,650	4,175,347	¥4,849
Exercised	(4,335,961)	5,072	(214,296)	4,428	(17,737)	4,284
Forfeited/expired after vesting	(361,182)	5,505	(195,294)	4,940	(1,470,861)	4,562
As of end of the year	4,584,937	4,650	4,175,347	4,849	2,686,749	4,873
The following table summarizes the award activity related to the stock incentive plans (number of awards):

	For the Year Ended March 31
	2018		2019		2020
	ESOP	BIP	ESOP	BIP	ESOP	BIP
At beginning of the year	6,471,104	414,933	6,891,762	433,260	7,939,675	485,232
Granted	3,944,938	188,695	5,021,627	252,647	11,152,440	591,508
Forfeited/expired before vesting	(602,245)	—	(781,033)	(17,832)	(2,003,789)	(22,689)
Settled	(2,922,035)	(170,368)	(3,192,681)	(182,843)	(3,689,575)	(234,822)
At end of the year	6,891,762	433,260	7,939,675	485,232	13,398,751	819,229
The following table summarizes the award activity related to the RSUs (number of RSUs):

	For the Year Ended March 31
	2018	2019	2020
As of the beginning of the year	448,286	398,479	401,153
Granted	254,710	279,436	1,403,045
Forfeited/expired before vesting	(82,388)	(92,829)	(188,383)
Settled	(222,129)	(183,933)	(176,279)
As of the end of the year	398,479	401,153	1,439,536